Finance Expense - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance expense [abstract]
Description of financial instrument	All derivatives accounted for at fair value through profit or loss, other than designated and effective hedging instruments (see Note 43, 'Financial instruments and related disclosures'), are classified as held-for-trading financial instruments. Finance expense arising on derivatives at fair value through profit or loss relates to swap interest expense.
Interest paid relating to income taxes		£ 39
Interest received relating to income taxes	£ 0